Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 22.0%
BHP Group Ltd.	3,899,914	$95,801,343
BlueScope Steel Ltd.	335,258	4,921,224
Champion Iron Ltd.	302,566	845,211
Deterra Royalties Ltd.	325,200	796,304
Fortescue Ltd.	1,301,073	12,944,107
IGO Ltd.	523,483	1,310,535
Iluka Resources Ltd.	333,443	789,101
Imdex Ltd.	395,200	725,549
IperionX Ltd.(a)	214,222	509,877
Leo Lithium Ltd.(b)	1,454,959	203,001
Liontown Resources Ltd.(a)(c)	1,188,875	463,869
Lynas Rare Earths Ltd.(a)	646,695	3,325,286
MAC Copper Ltd.(a)	44,363	547,066
Mineral Resources Ltd.(a)(c)	136,978	1,958,356
Nickel Industries Ltd.	1,347,950	595,049
Perenti Ltd.	655,196	665,526
Pilbara Minerals Ltd.(a)(c)	2,353,066	1,881,509
Rio Tinto Ltd.	285,208	20,740,606
Sandfire Resources Ltd.(a)	351,108	2,614,222
Sims Ltd.	124,800	1,217,808
South32 Ltd.	3,472,659	6,846,800
Stanmore Resources Ltd.	285,730	360,749
Vulcan Energy Resources Ltd.(a)(c)	105,913	265,394
Vulcan Steel Ltd.(c)	51,716	214,685
WA1 Resources Ltd., NVS(a)	33,905	292,135
		160,835,312
Austria — 0.3%
voestalpine AG	82,000	2,163,853
Belgium — 0.2%
Bekaert SA	27,335	1,110,450
Brazil — 3.6%
Cia. Siderurgica Nacional SA	466,398	672,748
Vale SA	2,789,877	25,413,514
		26,086,262
Canada — 6.0%
Algoma Steel Group Inc.	72,068	381,254
Altius Minerals Corp.	29,600	568,123
Capstone Copper Corp.(a)	439,255	2,381,358
Collective Mining Ltd.(a)	35,853	390,050
ERO Copper Corp.(a)	75,901	1,071,856
First Quantum Minerals Ltd.(a)	545,091	8,074,981
Foran Mining Corp.(a)	194,156	423,016
Hudbay Minerals Inc.	302,828	2,698,719
Ivanhoe Electric Inc.(a)(c)	66,203	486,592
Ivanhoe Mines Ltd., Class A(a)(c)	571,437	4,426,258
Labrador Iron Ore Royalty Corp.	49,600	1,046,684
Lithium Americas Corp.(a)(c)	148,295	396,577
Lundin Mining Corp.	532,200	5,037,547
Major Drilling Group International Inc.(a)(c)	62,052	365,344
NGEx Minerals Ltd.(a)	104,495	1,198,493
Sigma Lithium Corp.(a)(c)	45,600	213,864
Taseko Mines Ltd.(a)	236,820	533,227
Teck Resources Ltd., Class B	361,207	13,386,518
TMC the metals Co. Inc.(a)	179,137	800,742
		43,881,203
Chile — 0.0%
CAP SA(a)	50,846	271,384
Security	Shares	Value
China — 2.8%
Aluminum Corp. of China Ltd., Class A	598,265	$540,736
Aluminum Corp. of China Ltd., Class H	3,040,000	1,765,555
Baoshan Iron & Steel Co. Ltd., Class A	1,002,393	935,250
China Hongqiao Group Ltd.	2,168,000	3,852,463
China Metal Recycling Holdings Ltd.(a)(b)	132,000	—
China Nonferrous Mining Corp Ltd.	1,071,000	784,027
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	170,870	550,473
China Rare Earth Resources & Technology Co. Ltd., Class A	48,500	227,347
Citic Pacific Special Steel Group Co. Ltd., Class A	164,500	258,714
CMOC Group Ltd., Class A	799,600	795,108
CMOC Group Ltd., Class H	2,865,000	2,283,730
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	102,200	233,191
Huaibei Mining Holdings Co. Ltd., Class A	121,700	209,382
Hunan Valin Steel Co. Ltd., Class A	321,700	212,235
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,083,421	501,311
Jiangxi Copper Co. Ltd., Class A	94,425	277,334
Jiangxi Copper Co. Ltd., Class H	855,000	1,508,412
Jinchuan Group International Resources Co. Ltd.(b)	2,398,000	190,422
Jinduicheng Molybdenum Co. Ltd., Class A	146,900	214,461
Maanshan Iron & Steel Co. Ltd., Class H(a)	1,050,000	235,005
MMG Ltd.(a)	3,271,600	1,204,652
Nanjing Iron & Steel Co. Ltd., Class A	287,300	169,506
Shandong Nanshan Aluminum Co. Ltd., Class A	538,930	279,694
Shanjin International Gold Co. Ltd., Class A	132,940	363,737
Shougang Fushan Resources Group Ltd.	1,600,000	527,829
Tiangong International Co. Ltd.(c)	1,032,000	248,415
Tianshan Aluminum Group Co. Ltd., Class A	202,260	215,699
Tongling Nonferrous Metals Group Co. Ltd., Class A	602,200	263,794
Wanguo International Mining Group Ltd.	168,000	577,138
Western Mining Co. Ltd., Class A	108,400	236,461
Western Superconducting Technologies Co. Ltd., Class A	30,036	205,846
Xiamen Tungsten Co. Ltd., Class A	70,999	190,631
Yunnan Aluminium Co. Ltd., Class A	161,700	326,052
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	242,900	172,248
		20,556,858
Finland — 0.1%
Outokumpu OYJ	278,000	1,076,746
France — 1.9%
Aperam SA	34,162	1,038,235
ArcelorMittal SA	360,370	10,925,617
Constellium SE, Class A(a)	98,824	1,199,723
Eramet SA	6,535	384,769
		13,548,344
Germany — 0.9%
Aurubis AG(c)	24,333	2,139,431
Salzgitter AG	18,800	448,596
thyssenkrupp AG(c)	382,846	3,728,278
		6,316,305
India — 6.6%
APL Apollo Tubes Ltd.	138,693	2,937,683
Godawari Power and Ispat Ltd.	172,275	384,316
Gravita India Ltd.	22,254	477,192
Hindalco Industries Ltd.	1,036,569	7,690,621
Hindustan Copper Ltd.	226,698	657,264
Jai Balaji Industries Ltd.(a)	142,483	176,032
Jindal Saw Ltd.	174,305	432,734

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Jindal Stainless Ltd.	255,180	$1,926,926
Jindal Steel & Power Ltd.	313,709	3,487,219
JSW Steel Ltd.	470,003	5,474,704
Kirloskar Ferrous Industries Ltd.	49,854	336,889
Maharashtra Seamless Ltd.	30,791	249,349
Mishra Dhatu Nigam Ltd.(d)	33,855	167,998
MOIL Ltd.	48,008	212,262
National Aluminium Co. Ltd.	626,182	1,322,999
NMDC Ltd.	2,381,739	1,986,592
NMDC Steel Ltd., NVS(a)	584,800	260,854
PTC Industries Ltd., NVS(a)	3,454	619,196
Ramkrishna Forgings Ltd.	62,592	444,240
Ratnamani Metals & Tubes Ltd.	21,642	718,486
Sandur Manganese & Iron Ores Ltd. (The)	29,652	167,856
Sarda Energy & Minerals Ltd., NVS	65,525	335,179
Surya Roshni Ltd., NVS	51,279	198,230
Tata Steel Ltd.	5,586,694	10,544,636
Tata Steel Ltd., GDR(e)	17,426	323,718
Usha Martin Ltd.	107,572	390,550
Vedanta Ltd.	1,052,174	5,366,965
Welspun Corp. Ltd.	71,072	779,517
		48,070,207
Indonesia — 0.7%
Amman Mineral Internasional PT(a)	5,044,812	2,144,287
Bumi Resources Minerals Tbk PT(a)	44,150,100	1,054,692
Merdeka Battery Materials Tbk PT(a)	15,284,200	337,569
Merdeka Copper Gold Tbk PT(a)	7,026,586	866,417
Vale Indonesia Tbk PT	1,675,100	359,679
		4,762,644
Japan — 5.3%
Aichi Steel Corp.	5,900	305,291
Daido Steel Co. Ltd.	98,600	666,219
Dowa Holdings Co. Ltd.	40,000	1,265,053
JFE Holdings Inc.	442,500	5,246,993
Kobe Steel Ltd.	274,100	3,158,188
Kyoei Steel Ltd.	13,300	179,130
Maruichi Steel Tube Ltd.	45,200	1,085,813
Mitsubishi Materials Corp.	97,100	1,510,108
Mitsui Mining & Smelting Co. Ltd.	42,300	1,442,707
Nippon Light Metal Holdings Co. Ltd.	42,940	481,459
Nippon Steel Corp.	742,605	14,937,669
Nittetsu Mining Co. Ltd.	8,600	416,323
Osaka Steel Co. Ltd.	9,700	169,741
Sumitomo Metal Mining Co. Ltd.	189,400	4,313,120
Tokyo Steel Manufacturing Co. Ltd.	41,400	441,665
UACJ Corp.	28,538	964,785
Yamato Kogyo Co. Ltd.	30,000	1,775,094
Yodogawa Steel Works Ltd.	15,900	612,411
		38,971,769
Malaysia — 0.5%
Press Metal Aluminium Holdings Bhd	2,852,300	3,376,989
Mexico — 1.8%
Grupo Mexico SAB de CV, Series B, Class B	2,392,504	13,117,080
Netherlands — 0.1%
AMG Critical Materials NV	24,000	510,822
Norway — 0.8%
Norsk Hydro ASA	1,081,074	5,926,502
Peru — 0.8%
Southern Copper Corp.	67,998	6,181,715
Security	Shares	Value
Poland — 0.8%
Grupa Kety SA	7,491	$1,733,177
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	40,000	242,119
KGHM Polska Miedz SA	107,793	3,532,281
		5,507,577
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	2,112,442	744,427
Russia — 0.0%
Alrosa PJSC(a)(b)	2,886,002	372
GMK Norilskiy Nickel PAO(a)(b)	47,600	—
Novolipetsk Steel PJSC(a)(b)	11,120	2
Severstal PAO(a)(b)	233,400	30
United Co. RUSAL International PJSC(a)(b)	3,450,000	445
		849
Saudi Arabia — 2.0%
Al Masane Al Kobra Mining Co.	27,909	440,396
East Pipes Integrated Co. for Industry, NVS	11,632	383,895
Saudi Arabian Mining Co.(a)	1,023,219	13,880,142
Saudi Steel Pipe Co.	16,034	255,335
		14,959,768
South Africa — 2.1%
African Rainbow Minerals Ltd.	86,595	766,406
Impala Platinum Holdings Ltd.(a)	695,211	4,997,739
Kumba Iron Ore Ltd.	48,807	799,775
Northam Platinum Holdings Ltd.	275,678	2,333,061
Sibanye Stillwater Ltd.(a)	2,175,937	3,313,109
Valterra Platinum Ltd.(c)	71,429	2,805,404
		15,015,494
South Korea — 1.9%
Hyundai Steel Co.	67,071	1,368,094
Korea Zinc Co. Ltd.	3,186	1,679,745
Poongsan Corp.	12,800	574,521
POSCO Holdings Inc.	55,963	10,138,137
Seah Besteel Holdings Corp.(c)	10,400	176,269
SeAH Steel Holdings Corp.(c)	1,214	212,029
		14,148,795
Spain — 0.2%
Acerinox SA	144,806	1,710,495
Sweden — 1.8%
Alleima AB, NVS	145,921	1,196,149
Boliden AB(a)	218,372	6,827,024
Granges AB	82,369	1,040,980
SSAB AB, Class A	169,174	1,020,945
SSAB AB, Class B	484,756	2,879,569
		12,964,667
Taiwan — 1.6%
Century Iron & Steel Industrial Co. Ltd.	145,000	859,075
China Steel Corp.	9,078,612	5,956,566
Chung Hung Steel Corp.	655,000	341,772
Evergreen Steel Corp.	145,000	433,665
Feng Hsin Steel Co. Ltd.	313,918	657,944
Gloria Material Technology Corp.	348,000	498,838
Hsin Kuang Steel Co. Ltd.	173,000	239,315
TA Chen Stainless Pipe	1,306,638	1,538,452
Tung Ho Steel Enterprise Corp.	367,700	788,661
Yieh Phui Enterprise Co. Ltd.	678,831	342,907
		11,657,195
Turkey — 0.4%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)(c)	20,655	174,637

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	2,667,799	$1,595,519
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A(a)	184,627	183,158
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	592,037	332,849
Kocaer Celik Sanayi Ve Ticaret A/S	416,006	141,729
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	128,258	283,432
		2,711,324
United Kingdom — 16.4%
Anglo American PLC	976,285	28,955,949
Antofagasta PLC	303,150	7,237,092
Atalaya Mining PLC	86,987	512,041
Ferrexpo PLC(a)	225,379	164,345
Glencore PLC	7,877,837	29,974,688
Hill & Smith PLC	61,602	1,534,833
Rio Tinto PLC	867,091	51,316,154
		119,695,102
United States — 17.5%
Alcoa Corp.	198,609	5,316,763
Alpha Metallurgical Resources Inc.(a)	8,401	941,248
Carpenter Technology Corp.	38,376	9,018,360
Century Aluminum Co.(a)	42,802	663,003
Cleveland-Cliffs Inc.(a)	379,710	2,213,709
Commercial Metals Co.	87,363	4,070,242
Compass Minerals International Inc.(a)	27,797	533,980
Freeport-McMoRan Inc.	1,104,111	42,486,191
Kaiser Aluminum Corp.	12,444	903,310
Materion Corp.	15,953	1,235,241
Metallus Inc.(a)(c)	30,000	378,900
MP Materials Corp.(a)(c)	94,449	2,058,044
Nucor Corp.	177,284	19,387,778
Radius Recycling Inc.	19,363	573,338
Ramaco Resources Inc., Class A	22,428	202,749
Ramaco Resources Inc., Class B	207	1,542
Reliance Inc.	40,635	11,898,741
Ryerson Holding Corp.	20,400	423,504
Steel Dynamics Inc.	109,408	13,464,843
SunCoke Energy Inc.	63,200	514,448
U.S. Steel Corp.	173,102	9,316,350
Warrior Met Coal Inc.(c)	40,395	1,835,953
Worthington Steel Inc.	25,208	627,679
		128,065,916
Total Common Stocks — 99.2% (Cost: $901,805,090)		723,946,054
Security	Shares	Value
Preferred Stocks
Brazil — 0.6%
Bradespar SA, Preference Shares, NVS	195,164	$532,312
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	118,970	146,021
Gerdau SA, Preference Shares, NVS	1,024,804	2,732,452
Metalurgica Gerdau SA, Preference Shares, NVS	489,262	715,138
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	349,834	318,059
		4,443,982
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(a)(b)	96,000	12
Total Preferred Stocks — 0.6% (Cost: $5,227,344)		4,443,994
Total Long-Term Investments — 99.8% (Cost: $907,032,434)		728,390,048
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	19,388,082	19,395,837
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	1,070,000	1,070,000
Total Short-Term Securities — 2.8% (Cost: $20,465,837)		20,465,837
Total Investments — 102.6% (Cost: $927,498,271)		748,855,885
Liabilities in Excess of Other Assets — (2.6)%		(18,736,324)
Net Assets — 100.0%		$730,119,561

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Metals & Mining Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,051,082	$—	$(6,651,980)(a)	$5,448	$(8,713)	$19,395,837	19,388,082	$284,491 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,100,000	—	(30,000)(a)	—	—	1,070,000	1,070,000	47,534	—
				$5,448	$(8,713)	$20,465,837		$332,025	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	2	06/20/25	$171	$(2,515)
MSCI Emerging Markets Index	23	06/20/25	1,321	53,744
				$51,229
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$220,441,297	$503,110,485	$394,272	$723,946,054
Preferred Stocks	4,443,982	—	12	4,443,994

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$20,465,837	$—	$—	$20,465,837
	$245,351,116	$503,110,485	$394,284	$748,855,885
Derivative Financial Instruments(a)
Assets
Equity Contracts	$53,744	$—	$—	$53,744
Liabilities
Equity Contracts	(2,515)	—	—	(2,515)
	$51,229	$—	$—	$51,229

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company